SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	December 31,	December 31,	December 31,
	2019	2018	2017

Cash paid during the period for:
Interest	$—	$—	$1,008
Income taxes	$—	$—	$—